Property, Plant and Equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	£ 12,747
Ending balance, property plant and equipment	13,324	£ 12,747
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	31,012	26,003
Additions	5,387	7,365
On acquisition of subsidiary / business	1,569	210
Inflation adjustment	24	16
Disposals	(1,639)	(1,939)
Disposals costs/depreciation from subsidiary disposal	0	343
Transfers	0	0
Effect of foreign exchange translations	2,636	300
Ending balance, property plant and equipment	33,717	31,012
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(18,265)	(15,424)
Disposals	1,499	1,788
Disposals costs/depreciation from subsidiary disposal	0	(30)
Effect of foreign exchange translations	(1,459)	(157)
Charge for the year	5,086	4,816
Ending balance, property plant and equipment	(20,393)	(18,265)
Computers and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	5,597
Ending balance, property plant and equipment	6,085	5,597
Computers and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	17,498	14,679
Additions	3,611	4,203
On acquisition of subsidiary / business	618	143
Inflation adjustment	24	16
Disposals	(991)	(1,230)
Disposals costs/depreciation from subsidiary disposal	0	74
Transfers	0	0
Effect of foreign exchange translations	1,392	239
Ending balance, property plant and equipment	19,368	17,498
Computers and Equipment | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(11,901)	(10,387)
Disposals	901	1,174
Disposals costs/depreciation from subsidiary disposal	0	(15)
Effect of foreign exchange translations	(870)	(97)
Charge for the year	3,153	2,800
Ending balance, property plant and equipment	(13,283)	(11,901)
Fixtures and Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	6,827
Ending balance, property plant and equipment	6,742	6,827
Fixtures and Fittings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	13,182	10,158
Additions	1,279	2,803
On acquisition of subsidiary / business	951	67
Inflation adjustment	0	0
Disposals	(646)	(709)
Disposals costs/depreciation from subsidiary disposal	0	269
Transfers	323	1,193
Effect of foreign exchange translations	1,243	61
Ending balance, property plant and equipment	13,846	13,182
Fixtures and Fittings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(6,355)	(5,028)
Disposals	596	614
Disposals costs/depreciation from subsidiary disposal	0	(15)
Effect of foreign exchange translations	(588)	(60)
Charge for the year	1,933	2,016
Ending balance, property plant and equipment	(7,104)	(6,355)
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0
Ending balance, property plant and equipment	0	0
Vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	9	9
Additions	0	0
On acquisition of subsidiary / business	0	0
Inflation adjustment	0	0
Disposals	(2)	0
Disposals costs/depreciation from subsidiary disposal	0	0
Transfers	0	0
Effect of foreign exchange translations	1	0
Ending balance, property plant and equipment	6	9
Vehicles | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(9)	(9)
Disposals	2	0
Disposals costs/depreciation from subsidiary disposal	0	0
Effect of foreign exchange translations	(1)	0
Charge for the year	0	0
Ending balance, property plant and equipment	(6)	(9)
Fixed Assets in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	323
Ending balance, property plant and equipment	497	323
Fixed Assets in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	323	1,157
Additions	497	359
On acquisition of subsidiary / business	0	0
Inflation adjustment	0	0
Disposals	0	0
Disposals costs/depreciation from subsidiary disposal	0	0
Transfers	(323)	(1,193)
Effect of foreign exchange translations	0	0
Ending balance, property plant and equipment	497	323
Fixed Assets in Progress | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0	0
Disposals	0	0
Disposals costs/depreciation from subsidiary disposal	0	0
Effect of foreign exchange translations	0	0
Charge for the year	0	0
Ending balance, property plant and equipment	£ 0	£ 0